Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Feb. 29, 2012	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	Skagit State Bancorp, Inc.
Entity Central Index Key	0001366986
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 76.3
Entity Common Stock, Shares Outstanding		581,546
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY